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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



             Report for the Calendar Year or Quarter Ended 12/31/00

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Levy, Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Ave., 27th Floor         New York              NY           10022
--------------------------------------------------------------------------------
Business Address       (Street)         (City)            (State)         (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                 Office Manager                    (212) 888-3030
--------------------------------------------------------------------------------
Name                               (Title)                           (Phone)


                                                 /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington Ave., NYC, NY 10022, 3/23/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:       26
                                         ------------

Form 13F Information Table Value Total: $   84,405
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:  NONE               13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


COLUMN 1                       COLUMN 2        COLUMN 3      COLUMN 4    COLUMN 5   COLUMN 6     COLUMN 7          COLUMN 8
Name of Issuer                 Title of Class  CUSIP           VALUE     Shares     Discretion   Other Managers    Voting Authority
                                                             (x$1000)
American Express               COM             025816 10 9      4,393     79,960    Sole         None              None
American Intl. Group Inc.      COM             026874 10 7      5,750     58,339    Sole         None              None
Bear, Stearns Cos. Inc.        COM             073902 10 8      5,270    103,979    Sole         None              None
Carramerica Rlty Group         COM             144418 10 0        369     11,775    Sole         None              None
Coastcast Corporation          COM             19057T 10 8        810     46,300    Sole         None              None
Countrywide Crd. Ind. Inc.     COM             222372 10 4      5,918    117,765    Sole         None              None
Echostar Communiation          CL A            278762 10 9     12,135    533,407    Sole         None              None
Eden BioScience Corp.          COM             279445 10 0      2,350     78,550    Sole         None              None
Ethan Allen Interiors Inc.     COM             297602 10 4      4,345    129,692    Sole         None              None
Felcor Lodging Tr. Inc.        COM             31430F 10 1        642     26,800    Sole         None              None
Fidelity National Fina.        COM             316326 10 7      1,577     42,701    Sole         None              None
First Industrial Rlty. Tst.    COM             32054K 10 3        457     13,440    Sole         None              None
Gannett Incorporated           COM             364730 10 1      3,906     61,945    Sole         None              None
Gulf Canada Resour. Ltd.       ORD             40218L 30 5        251     49,500    Sole         None              None
Healthsouth Corp.              COM             421924 10 1      1,108     67,900    Sole         None              None
Imperial Bancorp               COM             452556 10 3      4,082    155,496    Sole         None              None
Koger Equity, Inc.             COM             500228 10 1        268     17,200    Sole         None              None
Mack Cali Realty Corp.         COM             554489 10 4      3,579    125,315    Sole         None              None
McDonalds Corporation          COM             580135 10 1      3,791    111,500    Sole         None              None
Moody's Corporation            COM             615369 10 5      2,855    111,140    Sole         None              None
Neuberger Berman Inc.          COM             641234 10 9      4,313     53,200    Sole         None              None
Parametric Tech. Corp          COM             699173 10 0      1,439    107,075    Sole         None              None
Qualcomm Inc.                  COM             747525 10 3     11,299    137,472    Sole         None              None
RFS Holtel Investm. Inc.       COM             74955J 10 8      1,104     84,500    Sole         None              None
Storage USA Inc.               COM             861907 10 3      1,342     42,260    Sole         None              None
Tanger Factory Ctrs. Inc.      COM             875465 10 6      1,052     46,100    Sole         None              None